Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired - Stage 2 [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collective Marks [Member] | Mortgages [member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	28.19%	28.41%
Collective Marks [Member] | Mortgages [member] | Irregular portfolio > 30 days [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Irregular portfolio > 30 days
Collective Marks [Member] | Mortgages [member] | Restructured marked for monitoring [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Restructured marked for monitoring
Collective Marks [Member] | Revolving Credit Cards [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Revolving (Credit cards)	16.91%	11.28%
Collective Marks [Member] | Revolving Credit Cards [Member] | Irregular portfolio > 30 days [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Irregular portfolio > 30 days
Collective Marks [Member] | Revolving Credit Cards [Member] | Restructured marked for monitoring [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Restructured marked for monitoring
Collective Marks [Member] | Overall monitornig SME [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, SME	49.32%	36.05%
Other commercial, Mortgages	Clients considered to be substandard or in incompliance (pre-legal action)
Collective Marks [Member] | Overall monitornig SME [Member] | Irregular portfolio > 30 days [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Irregular portfolio > 30 days
Collective Marks [Member] | Overall monitornig SME [Member] | Restructured marked for monitoring [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Restructured marked for monitoring
Expected credit losses individually assessed [member] | Mortgages [member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Other loans	49.32%	36.05%
Expected credit losses individually assessed [member] | Mortgages [member] | Irregular portfolio > 30 days [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Irregular portfolio > 30 days
Expected credit losses individually assessed [member] | Mortgages [member] | Restructured marked for monitoring [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Restructured marked for monitoring
Expected credit losses individually assessed [member] | Corporate Corporate SME [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Corporate loans, SME	18.50%	19.60%
Other commercial, Mortgages	Clients considered to be substandard or in incompliance (pre-legal action)
Expected credit losses individually assessed [member] | Corporate Corporate SME [Member] | Irregular portfolio > 30 days [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Irregular portfolio > 30 days
Expected credit losses individually assessed [member] | Corporate Corporate SME [Member] | Restructured marked for monitoring [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Restructured marked for monitoring
Expected credit losses individually assessed [member] | Corporate Middle market [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Corporate loans, Middle market	16.36%	13.26%
Other commercial, Mortgages	Clients considered to be substandard or in incompliance (pre-legal action)
Expected credit losses individually assessed [member] | Corporate Middle market [Member] | Irregular portfolio > 30 days [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Irregular portfolio > 30 days
Expected credit losses individually assessed [member] | Corporate Middle market [Member] | Restructured marked for monitoring [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	Restructured marked for monitoring
Expected credit losses individually assessed [member] | Corporate Corporate and Investment Banking [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Corporate loans,Corporate and Investment Banking		Santander Group criteria
Expected credit losses individually assessed [member] | Corporate loans Corporate and Investment Banking [Member]
Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Corporate loans,Corporate and Investment Banking	Santander Group criteria